27. Tax liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	$ 784,045	$ 1,555,501
Provincial, municipal and federal contributions and taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	130,445	587,723
VAT payable
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	412,547	728,173
Tax withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	127,121	131,091
SUSS withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	7,435	5,190
Municipal taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	106,117	101,082
Tax regularization plan
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	$ 380	$ 2,242